Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain	$ (614,000)	$ (8,544,000)	$ (11,286,000)	$ (4,217,000)
Actuarial gain (loss) on pension obligations, tax	$ 487,000	$ 0	$ 487,000	$ (254,000)